1. GENERAL ORGANIZATION AND BUSINESS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					15 Months Ended	72 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013
General Organization And Business Details Narrative
Net loss	$ 2,110,169	$ 3,429,255	$ 4,369,683	$ 4,475,784	$ 25,381,363	$ 3,307,619	$ 25,694,100	$ 1,607,988	$ 15,772	$ 58,716	$ 56,065,558
Cash used in operating activities			3,589,554		(3,662,192)
Net proceeds of the Private Placement					21,985,000
Cash and cash equivalents	18,440,361		18,440,361		19,672,177	0					19,672,177
Working capital	$ 17,363,099		$ 17,363,099		$ 17,576,000						$ 17,576,000